UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21603

                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                          DAVID A. HOLLANDER, SECRETARY
                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036

                   Date of fiscal year end: DECEMBER 31, 2005

                    Date of reporting period: MARCH 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (unaudited)
                                 March 31, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                Principal          Fair
Security                                                                          Amount           Value
-----------------------------------------------------------------------------------------------------------
Debt Securities (57.78%)
------------------------
Bank Debt (44.00%) (1)
Machinery (Nonagriculture, Nonconstruction, Nonelectronic) (14.45%)
Ahern Rentals, Inc. Senior Secured Notes, 12% Cash + 2.5% PIK, due 10/29/09
   (Acquired 10/29/04, Amortized Cost $63,668,146)                              $63,964,693     $64,044,649

Personal Transportation (11.71%)
Northwest Airlines, Inc. 1st Preferred Mortgage, 12.19%, due 10/12/16
   (Acquired 10/12/04, Amortized Cost $30,857,037)                              $31,147,735      31,342,408
Northwest Airlines, Inc. 1st Preferred Mortgage, 12.19%, due 11/19/17
   (Acquired 11/19/04, Amortized Cost $17,526,937)                              $17,737,868      17,848,730
   (Acquired 2/28/05, Amortized Cost $2,655,718)                                $ 2,687,678       2,704,476
                                                                                                -----------
Total Personal Transportation                                                                    51,895,614

Telecommunications (6.47%)
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 2% PIK, due 9/14/09
   (Acquired 9/20/04, Amortized Cost $29,147,886)                               $29,550,657      28,664,137

Utilities (11.37%)
La Paloma Generating Co.
   Cert. Residual (Acquired 2/2/05, Cost $0) (2)                                $   541,095         560,034
   Priority W/Cap (Acquired 2/2/05, Cost $1,874,245)                            $ 1,874,245       1,892,987
   Tranche A Hedge Roll Up (Acquired 2/2/05, Cost $10,806,557) (2)              $ 8,619,704      10,903,926
   Tranche A Residual
     (Acquired 2/2/05, Cost $6,925,178) (2)                                     $ 7,501,124       7,051,056
     (Acquired 3/18/05, Cost $4,651,972) (2)                                    $ 5,138,705       4,830,383
   Tranche B Hedge Residual (Acquired 2/2/05, Cost $7,031,575) (2)              $ 7,044,078       7,290,621
   Tranche B Hedge Roll Up (Acquired 2/2/05, Cost $441,168) (2)                 $   351,892         445,143

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (unaudited)
                                   (continued)
                                 March 31, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                Principal          Fair
Security                                                                          Amount           Value
------------------------------------------------------------------------------------------------------------
    Tranche B Residual
      (Acquired 2/2/05, Cost $9,227,538) (2)                                   $  9,217,963     $  9,540,591
      (Acquired 3/18/05, Cost $1,123,508) (2)                                  $  1,122,930        1,162,233
    Tranche B Roll Up
      (Acquired 2/2/05, Cost $441,168) (2)                                     $    351,892          445,143
      (Acquired 3/18/05, Cost $3,814,260) (2)                                  $  3,048,788        3,856,717
    Tranche C Roll Up (Acquired 2/2/05, Cost $2,409,594) (2)                   $  1,921,980        2,431,305
                                                                                                ------------
Total Utilities                                                                                   50,410,139

Corporate Fixed Income Securities (13.78%)
Automobiles (5.12%)
EaglePicher Holdings Senior Notes, 9.75%, due 9/1/13                           $ 35,059,000       22,700,703

Diversified/Conglomerate Manufacturing (3.20%)
Mastec, Inc. Senior Sub. Notes, 7.75%, due 2/1/08                              $ 14,644,000       14,204,680

Leisure, Amusement, Motion Pictures and Entertainment (5.46%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07     $ 28,457,000       24,188,450
                                                                                                ------------
Total Debt Securities of Unaffiliated Issuers (cost $255,672,422)                                256,108,372

Cash and Cash Equivalents (26.87%)
----------------------------------
Abbey National Commercial Paper, 2.77%, due 4/6/05                             $ 22,000,000       21,989,483
American Express Commercial Paper, 2.74%, due 4/18/05                          $ 22,000,000       21,957,175
GECC Commercial Paper, 2.60%, due 4/6/05                                       $ 22,000,000       21,990,467
United States Government Treasury Bill, 2.58%, due 4/28/05                     $ 10,000,000        9,979,933
United States Government Treasury Bill, 2.545%, due 5/05/05                    $ 19,443,000       19,367,402
Wells Fargo Bank Overnight REPO                                                $ 13,872,183       13,872,183
Cash Held on Account at Various Institutions                                   $  9,938,114        9,938,114
                                                                                                ------------
Total Cash and Cash Equivalents (3)                                                              119,094,757
                                                                                                ------------

Total Cash and Investments in Securities of Unaffiliated Issuers                                $375,203,129
                                                                                                ============

Notes to Statement of Investments in Securities of Unaffiliated Issuers:

(1) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2) Non-income producing security.

(3) Amount does not include $71.1 million of subscriptions receivable received on or about April 29, 2005.

Aggregate purchases and aggregate sales of securities of unaffiliated issuers, other than Government securities, totaled $90,935,337 and $25,296,330, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of unaffiliated issuers for federal income tax purposes was $374,767,179. Net unrealized appreciation aggregated $435,950, of which $4,884,768 related to appreciated investment securities and $4,448,818 related to depreciated investment securities.

The total value of restricted securities of unaffiliated issuers as of March 31, 2005, was $195,014,539, or 44.00% of total cash and investments of the Company.

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

              Statement of Investments in Affiliates(1) (unaudited)
                                 March 31, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                   Interest and dividends
                                                                Principal             earned during the
                                                                 Amount                 period ended           Fair Value as of
Security                                                        or Shares            March 31, 2005 (2)         March 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
Debt Securities (5.33%)
-----------------------
Bank Debt (4.39%) (3)
Diversified/Conglomerate Manufacturing (4.39%)
Intentia International AB Secured Notes, LIBOR + 9%, due
9/14/09
  (Acquired 9/13/04, Amortized Cost $18,403,571) -
  (Sweden)                                                        $18,835,419              $   544,756              $19,471,114

Corporate Fixed Income Securities (0.94%)
Diversified/Conglomerate Manufacturing (0.94%)
International Wire Group Senior Secured Notes, 10%, due
10/15/11
   (Received 10/20/04, Cost $4,401,270) (4), (5)                  $ 3,940,000                   98,500                4,146,850
                                                                                     ------------------------------------------
Total Debt Securities of Affiliates (cost $22,804,841)                                         643,256               23,617,964
                                                                                     ------------------------------------------

Common Stock (10.02%)
---------------------
Diversified/Conglomerate Manufacturing (10.02%)
Put/Call Agreement for 816,615 Intentia International AB
Series A Common, expires 7/9/05
   (Acquired 2/12/05) - (Sweden) (4), (5), (6), (7)                         1                       --                       --
Intentia International AB Series A Common
   (Acquired 2/12/05, Cost $3,723,408) -
   (Sweden) (4), (5), (6), (7)                                      1,635,573                       --                3,768,388
   (Acquired 9/13/04, Cost $436,499) -
   (Sweden) (4), (5), (6), (7)
Intentia International AB Series B Common
   (Acquired 9/13/04, Cost $15,876,598) -
   (Sweden) (4), (5), (6), (7)                                     13,090,237                       --               30,160,131
International Wire Group, Inc. Common Stock
   (Received 10/20/04, Cost $9,581,477) (4), (5), (7)                 637,171                       --               10,481,463
                                                                                     ------------------------------------------
Total Common Stock of Affiliates (cost $29,617,982)                                                 --               44,409,982
                                                                                     ------------------------------------------

Total Investments in Securities of Affiliated Issuers
(cost $52,422,823)                                                                         $   643,256              $68,027,946
                                                                                     ==========================================

Notes to Statement of Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of more than 5% of the issuer's voting securities.

(2) Period from January 1, 2005 to March 31, 2005.

(3) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(4) Investment is not a controlling position.

(5) Securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Company.

(6) Denominated in Swedish Kroner, and converted to US Dollars.

(7) Non-income producing security.

Aggregate purchases and aggregate sales of securities of affiliated issuers, other than Government securities, totaled $3,723,408 and zero, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of affiliated issuers for federal income tax purposes was $52,422,823. Net unrealized appreciation aggregated $15,605,123, of which $16,251,062 related to appreciated investment securities and $645,939 related to depreciated investment securities.

The total value of restricted securities of affiliated issuers as of March 31, 2005, was $68,027,946, or 15.35% of total cash and investments of the Company.

Changes to investments in securities of affiliated issuers were as follows:

                                                                                      Net Change in
                                                                                       Unrealized
                                   Beginning                                         Appreciation /
          Security                  Balance         Acquisitions     Dispositions    (Depreciation)       Ending Balance
          --------                  -------         ------------     ------------    --------------       --------------
Intentia International AB
Secured Notes, LIBOR + 9%,
due 9/14/09                       $19,494,658        $        --        $    --        $   (23,544)        $19,471,114

International Wire Group
Senior Secured Notes, 10%,
due 10/15/11                        4,156,700                 --             --             (9,850)          4,146,850

Intentia International AB
Series A Common                       770,527          3,723,408             --           (725,547)          3,768,388

Intentia International AB
Series B Common                    28,026,064                 --             --          2,134,067          30,160,131

International Wire Group,
Inc. Common Stock                  10,115,090                 --             --            366,373          10,481,463

ITEM 2.     CONTROLS AND PROCEDURES.

      (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

      (b) Not applicable.

ITEM 3.     EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC


By:  /s/ Michael E. Tennenbaum
     ------------------------------------------
Name:  Michael E. Tennenbaum
Title: Chief Executive Officer
Date:  May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Michael E. Tennenbaum
     ------------------------------------------
Name:  Michael E. Tennenbaum
Title: Chief Executive Officer
Date:  May 25, 2005

By:  /s/ Robert G. DiPaolo
     ------------------------------------------
Name:  Robert G. DiPaolo
Title: Chief Financial Officer
Date:  May 25, 2005